Trade and Other Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 26,005	£ 30,236
Prepayments	4,259	2,095
Accrued income	17,147	5,367
Research and development tax credit	2,088	2,933
Grant receivable	816	0
Other receivables	2,037	863
Total trade and other receivables	52,352	41,494
Trade receivables - gross
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	26,431	30,401
Provision for impairment
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (426)	£ (165)